UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00134

                     ALLIANCEBERNSTEIN BALANCED SHARES, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN BALANCED SHARES
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

Company                                                 Shares         Value
-------                                               ---------   --------------
COMMON STOCKS-70.6%

Finance-16.3%
Banking - Money Centers-2.3%
J.P. Morgan Chase & Co.                                 962,368   $   32,614,652
Wachovia Corp.                                          185,400        9,199,548
                                                                  --------------
                                                                      41,814,200
                                                                  --------------
Banking - Regional-2.0%
Bank of America Corp.*                                  539,950       23,234,048
North Fork Bancorporation, Inc.*                        442,700       12,169,823
                                                                  --------------
                                                                      35,403,871
                                                                  --------------
Brokerage & Money Management-1.9%
Merrill Lynch & Co., Inc.                               301,600       17,239,456
Morgan Stanley                                          150,000        7,630,500
The Goldman Sachs Group, Inc.*                           91,300       10,150,734
                                                                  --------------
                                                                      35,020,690
                                                                  --------------
Insurance-5.6%
ACE, Ltd. (Cayman Islands)                              553,500       24,580,935
American International Group, Inc.                      858,200       50,805,440
Axis Capital Holdings, Ltd. (Bermuda)                   494,400       13,966,800
Metlife, Inc.                                           259,000       12,685,820
                                                                  --------------
                                                                     102,038,995
                                                                  --------------
Mortgage Banking-1.7%
Fannie Mae*                                             602,800       30,766,912
                                                                  --------------
Miscellaneous-2.8%
Citigroup, Inc.*                                      1,152,194       50,431,531
                                                                  --------------
                                                                     295,476,199
                                                                  --------------
Consumer Services-9.4%
Broadcasting & Cable-5.8%
Comcast Corp. Cl.A(a)                                   421,806       12,970,534
Comcast Corp. Cl.A Special(a)                           191,500        5,779,470
News Corp. Cl.A                                       1,200,400       19,458,484
Time Warner, Inc.*                                    2,109,600       37,804,032
Viacom, Inc. Cl.B                                       693,400       23,568,666
Westwood One, Inc.*                                     260,600        5,297,998
                                                                  --------------
                                                                     104,879,184
                                                                  --------------
Entertainment & Leisure-0.8%
Carnival Corp. (Panama)*                                151,700        7,484,878
Royal Caribbean Cruises, Ltd.                           147,300        6,292,656
                                                                  --------------
                                                                      13,777,534
                                                                  --------------
Restaurants & Lodging-0.4%
Hilton Hotels Corp.                                     156,110        3,617,069
McDonald's Corp.                                        121,700        3,949,165
                                                                  --------------
                                                                       7,566,234
                                                                  --------------

Retail - General Merchandise-2.4%
Lowes Cos., Inc.                                        155,100        9,974,481
The Home Depot, Inc.                                    815,600       32,884,992
                                                                  --------------
                                                                      42,859,473
                                                                  --------------
                                                                     169,082,425
                                                                  --------------
Energy-8.1%
Domestic Producers-1.2%
Noble Energy, Inc.                                      251,000       22,123,140
                                                                  --------------
International-2.7%
BP Plc (ADR) (United Kingdom)*                          292,000       19,966,960
Exxon Mobil Corp.                                       477,300       28,590,270
                                                                  --------------
                                                                      48,557,230
                                                                  --------------
Oil Service-2.3%
Baker Hughes, Inc.                                      285,200       16,755,500
EnCana Corp. (Canada)                                   213,800       10,516,822
Nabors Industries, Ltd. (Barbados)(a)                   213,100       14,277,700
                                                                  --------------
                                                                      41,550,022
                                                                  --------------
Miscellaneous-1.9%
ConocoPhillips                                          509,700       33,609,618
                                                                  --------------
                                                                     145,840,010
                                                                  --------------
Health Care-6.7%
Biotechnology-0.4%
Applera Corp. - Applied Biosystem Group                 291,700        6,271,550
                                                                  --------------
Drugs-0.9%
Eli Lilly & Co.                                         171,200        9,419,424
Pfizer, Inc.                                            297,200        7,569,684
                                                                  --------------
                                                                      16,989,108
                                                                  --------------
Medical Products-1.7%
Boston Scientific Corp.(a)                              763,700       20,528,256
Zimmer Holdings, Inc.(a)*                               121,800       10,008,306
                                                                  --------------
                                                                      30,536,562
                                                                  --------------
Medical Services-3.7%
Health Management Associates, Inc. Cl.A*                276,300        6,719,616
UnitedHealth Group, Inc.                                308,600       15,892,900
WellPoint, Inc.(a)                                      603,200       44,787,600
                                                                  --------------
                                                                      67,400,116
                                                                  --------------
                                                                     121,197,336
                                                                  --------------
Consumer Staples-6.5%
Cosmetics-1.5%
Avon Products, Inc.*                                    805,580       26,439,136
                                                                  --------------
Household Products-2.1%
Colgate-Palmolive Co.                                   247,800       13,009,500
The Procter & Gamble Co.*                               445,000       24,688,600
                                                                  --------------
                                                                      37,698,100
                                                                  --------------
Tobacco-2.2%
Altria Group, Inc.                                      554,900       39,231,430
                                                                  --------------
Miscellaneous-0.7%

Fortune Brands, Inc.                                    153,700       13,368,826
                                                                  --------------
                                                                     116,737,492
                                                                  --------------
Technology-6.3%
Communication Equipment-0.7%
Juniper Networks, Inc.(a)*                              223,100        5,073,294
QUALCOMM, Inc.                                          191,000        7,584,610
                                                                  --------------
                                                                      12,657,904
                                                                  --------------
Computer Hardware/Storage-0.3%
EMC Corp.(a)                                            443,800        5,707,268
                                                                  --------------
Computer Services-0.8%
Fiserv, Inc.(a)*                                        321,700       14,434,679
                                                                  --------------
Semiconductor Components-0.4%
Texas Instruments, Inc.                                 225,600        7,372,608
                                                                  --------------
Software-4.1%
Microsoft Corp.                                       1,921,200       52,640,880
Oracle Corp.(a)                                       1,055,200       13,685,944
Symantec Corp.(a)                                       362,800        7,611,544
                                                                  --------------
                                                                      73,938,368
                                                                  --------------
                                                                     114,110,827
                                                                  --------------
Capital Goods-6.0%
Electrical Equipment-1.1%
Emerson Electric Co.                                    141,300        9,506,664
Johnson Controls, Inc.                                  171,400       10,280,572
                                                                  --------------
                                                                      19,787,236
                                                                  --------------
Machinery-0.3%
Ingersoll-Rand Co. Cl.A (Bermuda)                        79,300        6,313,866
                                                                  --------------
Miscellaneous-4.6%
General Electric Co.                                  1,819,700       61,160,117
United Technologies Corp.                               433,500       21,675,000
                                                                  --------------
                                                                      82,835,117
                                                                  --------------
                                                                     108,936,219
                                                                  --------------
Utilities-4.7%
Electric & Gas Utility-1.4%
Entergy Corp.*                                           83,500        6,254,985
FirstEnergy Corp.*                                      213,600       10,900,008
PPL Corp.                                               280,600        8,967,976
                                                                  --------------
                                                                      26,122,969
                                                                  --------------
Telephone Utility-3.3%
BellSouth Corp.*                                        478,200       12,571,878
SBC Communications, Inc.*                               971,900       23,403,352
Sprint Corp.                                            250,900        6,505,837
Verizon Communications, Inc.                            518,000       16,943,780
                                                                  --------------
                                                                      59,424,847
                                                                  --------------
                                                                      85,547,816
                                                                  --------------
Basic Industry-2.9%
Chemicals-2.6%
Air Products & Chemicals, Inc.*                         541,300       29,988,020
E.I. du Pont de Nemours & Co.                           327,100       12,943,347

Rohm & Haas Co.                                         110,000        4,775,100
                                                                  --------------
                                                                      47,706,467
                                                                  --------------
Mining & Metals-0.3%
Alcoa, Inc.                                             162,000        4,339,980
                                                                  --------------
                                                                      52,046,447
                                                                  --------------
Transportation-2.5%
Air Freight-0.9%
United Parcel Service, Inc. CI.B                        220,300       15,617,067
                                                                  --------------
Railroad-1.6%
Burlington Northern Santa Fe Corp.                      122,900        6,516,158
Union Pacific Corp.                                     344,100       23,491,707
                                                                  --------------
                                                                      30,007,865
                                                                  --------------
                                                                      45,624,932
                                                                  --------------
Consumer Manufacturing-1.2%
Building & Related-1.1%
American Standard Cos., Inc.                            442,800       20,191,680
                                                                  --------------
Miscellaneous Manufacturing-0.1%
Acco Brands Corp.(a)                                     36,122          942,790
                                                                  --------------
                                                                      21,134,470
                                                                  --------------
Total Common Stocks
(cost $1,067,784,448)                                              1,275,734,173
                                                                  --------------

                                                    Principal
                                                     Amount
                                                      (000)           Value
                                                  ------------   --------------
DEBT OBLIGATIONS-21.1%
U.S. Government & Government Sponsored Agency
   Obligations-11.7%
Federal National Mortgage Association
5.00%, 4/15/15                                    $      1,050        1,103,376
6.625%, 10/15/07                                        12,000       12,621,684
U.S. Treasury Bonds
5.375%, 2/15/31 *                                       29,907       35,063,625
8.125%, 8/15/19 *                                        3,815        5,367,972
9.875%, 11/15/15                                         1,000        1,478,945
11.25%, 2/15/15 *                                        8,628       13,460,689
U.S. Treasury Notes
1.875%, 12/31/05 *                                      18,000       17,893,836
2.00%, 7/15/14 (TIPS) *                                 12,222       12,613,880
3.00%, 11/15/07-2/15/09 *                               18,385       18,040,234
3.125%, 4/15/09 *                                        3,975        3,878,265
3.25%, 8/15/08 *                                        10,000        9,838,280
3.625%, 5/15/13                                            975          954,396
3.875%, 5/15/10                                            400          400,078
4.00%, 11/15/12 *                                       22,775       22,877,305
4.125%, 5/15/15 *                                        7,960        8,011,302
4.25%, 8/15/13-8/15/15 *                                12,950       13,186,853
5.00%, 2/15/11 *                                         1,900        2,004,648
5.625%, 5/15/08 *                                        4,145        4,334,116
6.00%, 8/15/09 *                                         3,480        3,751,739
6.125%, 8/15/07 *                                       23,395       24,402,997

Total U.S. Government & Government Sponsored
   Agency Obligations
                                                                 --------------
(cost $204,230,928)                                                 211,284,220
                                                                 --------------

Corporate Debt Obligations-7.6%
Aerospace/Defense-0.1%
Raytheon Co.
4.85%, 1/15/11                                           1,200        1,212,832
                                                                 --------------
Automotive-0.4%
Daimlerchrysler North America
4.875%, 6/15/10                                          2,450        2,428,727
Ford Motor Credit Co.
4.95%, 1/15/08                                           4,750        4,569,129
7.875%, 6/15/10                                            400          402,124
                                                                 --------------
                                                                      7,399,980
                                                                 --------------
Banking-1.5%
ABN Amro
6.523%, 11/08/12(b)                                      1,000        1,096,682
Barclays Bank Plc (United Kingdom)
8.55%, 6/15/11(b)                                        1,000        1,195,217
BB&T Corp.
6.50%, 8/01/11                                           1,000        1,099,267
Capital One Bank
6.50%, 6/13/13                                           1,600        1,760,922
Chase Manhattan Corp.
7.00%, 11/15/09                                          1,000        1,096,046
DBS Group Holdings, Ltd.
7.125%, 5/15/11(b)                                         950        1,068,128
Dresdner Funding Trust I
8.151%, 6/30/31(b)                                       1,700        2,174,334
HBOS Plc (United Kingdom)
5.375%, 11/01/13(b)                                      2,100        2,162,485
HSBC Bank USA
5.875%, 11/01/34                                         2,500        2,680,877
Ing Capital Funding Trust III
8.439%, 12/31/10                                         1,000        1,169,687
Northern Rock Plc (United Kingdom)
5.60%, 4/30/49(b)                                        2,050        2,115,555
Royal Bank of Scotland Group Plc
   (United Kingdom)
7.648%, 8/31/49                                          1,000        1,264,589
Sanwa Bank, Ltd.
7.40%, 6/15/11                                           1,600        1,804,158
SB Treasury Co., Llc
9.40%, 6/30/08(b)                                        2,008        2,240,892
Sovereign Bancorp, Inc.
4.80%, 9/01/10(b)                                        1,000        1,007,308
Sumitomo Mitsui Banking Corp. (Japan)
5.625%, 10/15/15(b)                                        550          560,512
The Chuo Mitsui Trust & Banking Co., Ltd.
   (Japan)
5.506%, 4/15/15(b)                                       1,745        1,723,072
UFJ Finance Aruba AEC (Aruba)
6.75%, 7/15/13                                             800          896,433
                                                                 --------------
                                                                     27,116,164
                                                                 --------------
Broadcasting/Media-0.5%
News America Holdings
9.25%, 2/01/13                                             500          628,228
News America, Inc.
5.30%, 12/15/14                                          1,500        1,521,157
Time Warner Entertainment Co.
8.375%, 3/15/23                                          2,000        2,515,986

Time Warner, Inc.
6.875%, 5/01/12*                                         2,725        3,030,936
WPP Finance Corp. (United Kingdom)
5.875%, 6/15/14                                          1,000        1,060,723
                                                                 --------------
                                                                      8,757,030
                                                                 --------------
Building/Real Estate-0.2%
CRH America, Inc.
6.95%, 3/15/12                                             750          840,092
EOP Operating LP
5.875%, 1/15/13                                            225          237,654
7.875%, 7/15/31                                          1,000        1,255,500
iStar Financial, Inc.
5.70%, 3/01/14                                             900          917,584
                                                                 --------------
                                                                      3,250,830
                                                                 --------------
Cable-0.2%
British Sky Broadcasting Group Plc
8.20%, 7/15/09                                             350          393,866
Comcast Corp.
7.05%, 3/15/33                                             500          583,183
Continental Cablevision, Inc.
9.00%, 9/01/08                                             500          561,557
Cox Communications, Inc.
4.625%, 1/15/10                                          1,870        1,853,544
                                                                 --------------
                                                                      3,392,150
                                                                 --------------
Chemicals-0.2%
Eastman Chemical Co.
7.25%, 1/15/24                                             800          957,339
Lubrizol Corp.
5.50%, 10/01/14                                          1,450        1,501,221
Praxair, Inc.
6.50%, 3/01/08                                           1,000        1,044,151
                                                                 --------------
                                                                      3,502,711
                                                                 --------------
Communications-0.1%
Sprint Capital Corp.
6.875%, 11/15/28                                         2,000        2,291,890
TPSA Finance BV (Netherlands)
7.75%, 12/10/08                                            200          218,620
                                                                 --------------
                                                                      2,510,510
                                                                 --------------
Communications - Fixed-0.1%
GTE Northwest, Inc.
5.55%, 10/15/08                                            800          820,246
                                                                 --------------
Communications - Mobile-0.2%
America Movil S.A de C.V. (Mexico)
5.50%, 3/01/14                                             550          551,843
AT&T Wireless Services, Inc.
8.75%, 3/01/31                                           1,250        1,755,048
Telus Corp.
8.00%, 6/01/11                                             600          697,922
TELUS Corp. (Canada)
7.50%, 6/01/07                                             800          840,883
                                                                 --------------
                                                                      3,845,696
                                                                 --------------
Conglomerate/Miscellaneous-0.0%

Hutchison Whampoa International, Ltd (Cayman Islands)
7.45%, 11/24/33(b)                                         500          591,119
                                                                 --------------
Containers-0.1%
Packaging Corp. of America
4.375%, 8/01/08                                          1,800        1,767,904
                                                                 --------------
Electric & Gas Utility-0.1%
FirstEnergy Corp.
7.375%, 11/15/31                                         2,000        2,449,782
                                                                 --------------
Energy-0.4%
Devon Financing Corp.
7.875%, 9/30/31                                            700          916,932
Enterprise Products Operating L.P. Series B
5.60%, 10/15/14*                                         1,850        1,896,291
Petronas Capital, Ltd.
7.00%, 5/22/12(b)                                          850          963,055
Valero Energy Corp
4.75%, 6/15/13                                           1,000          996,080
XTO Energy, Inc.
7.50%, 4/15/12                                           1,400        1,611,473
                                                                 --------------
                                                                      6,383,831
                                                                 --------------
Financial-0.9%
CIT Group, Inc.
7.375%, 4/02/07*                                         2,000        2,094,510
Countrywide Funding Corp.
4.25%, 12/19/07                                          1,500        1,495,975
General Electric Capital Corp.
5.00%, 6/15/07                                           1,500        1,522,090
5.875%, 2/15/12                                          2,250        2,417,479
Goldman Sachs Group, Inc.
6.65%, 5/15/09                                             800          858,795
Household Finance Corp.
5.75%, 1/30/07                                             800          816,267
6.50%, 1/24/06                                             425          428,892
iStar Financial, Inc.
6.00%, 12/15/10                                            800          834,164
Lehman Brothers Holdings, Inc.
7.875%, 8/15/10                                            850          977,533
Merrill Lynch & Co., Inc.
6.00%, 2/17/09                                           2,000        2,101,018
Regency Centers LP
5.25%, 8/01/15(b)                                        1,800        1,826,573
Resona Preferred Global Securities (Cayman Islands)
7.191%, 7/30/15(b)                                         525          555,577
                                                                 --------------
                                                                     15,928,873
                                                                 --------------
Food/Beverage-0.2%
Imperial Tobacco Overseas BV (Netherlands)
7.125%, 4/01/09                                          1,000        1,078,393
Kellogg Co. Series B
6.60%, 4/01/11                                             700          773,583
Kraft Foods, Inc.
5.25%, 10/01/13                                          1,200        1,244,673
                                                                 --------------
                                                                      3,096,649
                                                                 --------------
Health Care-0.2%

Wyeth
6.50%, 2/01/34                                           2,250        2,636,579
                                                                 --------------
Industrial-0.2%
Inco, Ltd (Canada)
7.75%, 5/15/12                                             800          926,541
Tyco International Group, SA
6.375%, 2/15/06-10/15/11                                 2,020        2,185,432
Waste Management, Inc.
6.375%, 11/15/12                                           675          736,507
                                                                 --------------
                                                                      3,848,480
                                                                 --------------
Insurance-0.5%
Liberty Mutual Group
5.75%, 3/15/14(b)                                        1,600        1,604,242
North Front PassThrough Trust
5.81%, 12/15/24(b)                                       2,213        2,291,862
Royal & Sun Alliance Insurance Group Plc
(United Kingdom)
8.95%, 10/15/29*                                         2,642        3,499,855
Zurich Capital Trust I
8.376%, 6/01/37(b)                                       1,950        2,160,752
                                                                 --------------
                                                                      9,556,711
                                                                 --------------
Metals / Mining-0.0%
Ispat Inland Ulc
9.75%, 4/01/09                                             500          585,000
                                                                 --------------
Non-Air Transportation-0.1%
CSX Corp.
5.50%, 8/01/13                                             400          419,305
6.75%, 3/15/11                                           1,400        1,542,061
                                                                 --------------
                                                                      1,961,366
                                                                 --------------
Petroleum Products-0.1%
Amerada Hess Corp.
7.30%, 8/15/31*                                          1,650        2,000,155
Tengizchevroil Finance Co. (Luxembourg)
6.124%, 11/15/14(b)                                        610          628,300
                                                                 --------------
                                                                      2,628,455
                                                                 --------------
Public Utilities - Electric & Gas-0.8%
American Electric Power Co., Inc. Series C
5.375%, 3/15/10*                                         1,200        1,239,367
CenterPoint Energy Resources Corp. Series B
7.875%, 4/01/13                                          2,300        2,728,768
Consumers Energy Co.
5.375%, 4/15/13                                          1,700        1,752,095
Dominion Resources Capital Trust III
8.40%, 1/15/31                                             800        1,022,311
NiSource Finance Corp.
7.875%, 11/15/10                                         1,000        1,141,046
Progress Energy, Inc.
5.85%, 10/30/08                                          1,700        1,763,861
Texas Eastern Transmission Corp.
7.30%, 12/01/10                                          1,700        1,904,760
TXU Australia Holdings Pty, Ltd. (Australia)
6.15%, 11/15/13(b)                                       1,200        1,315,625
Xcel Energy, Inc.
7.00%, 12/01/10                                            775          859,313

Yorkshire Power Finance Ltd Series B (Cayman Islands)
6.496%, 2/25/08                                            750          782,183
                                                                 --------------
                                                                     14,509,329
                                                                 --------------
Public Utilities - Telephone-0.1%
Telecom Italia Capital (Luxembourg)
4.00%, 11/15/08                                          1,000          985,410
Telefonos de Mexico S.A. de C.V. (Mexico)
4.75%, 1/27/10                                           1,175        1,174,945
                                                                 --------------
                                                                      2,160,355
                                                                 --------------
Supermarket/Drug-0.3%
Safeway, Inc.
4.95%, 8/16/10                                           2,000        2,005,264
5.80%, 8/15/12                                           1,240        1,294,868
The Kroger Co.
6.80%, 4/01/11                                           1,500        1,636,810
                                                                 --------------
                                                                      4,936,942
                                                                 --------------
Technology-0.1%
Motorola, Inc.
7.625%, 11/15/10                                         1,900        2,194,426
                                                                 --------------
Total Corporate Debt Obligations
(cost $131,326,036)                                                  137,043,950
                                                                 --------------
Collateralized Mortgage Obligations-1.2%
CS First Boston Mortgage Securities Corp.
Series 2004-C5, Class A2
4.183%, 11/15/37                                        12,500       12,358,500
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42                                         10,100       10,221,989
                                                                 --------------
Total Collateralized Mortgage Obligations
(cost $22,103,019)                                                   22,580,489
                                                                 --------------
Sovereign-0.5%
Korea Development Bank
5.75%, 9/10/13                                             800          848,688
Republic of South Africa
7.375%, 4/25/12                                          3,000        3,416,250
United Mexican States
6.375%, 1/16/13                                          4,000        4,310,000
                                                                 --------------
Total Sovereign
(cost $7,805,539)                                                     8,574,938
                                                                 --------------
Municipal Obligation-0.1%
Dallas-Fort Worth Texas International
7.07%, 11/01/24
(cost $2,046,017)                                        2,000        2,187,220
                                                                 --------------
Total Debt Obligations
(cost $367,511,539)                                                 381,670,817
                                                                 --------------
Preferred Stocks-0.7%
Banking-0.4%
Abbey National Capital Trust I (United Kingdom)
8.963%, 12/29/49                                         1,875        2,711,816
Fuji JGB Investment

9.87%, 6/30/08(b)                                        2,000        2,256,948
Royal Bank of Scotland Group Plc
   (United Kingdom)
5.75%, 9/30/09(a)                                           50        1,237,000
UBS Preferred Funding Trust II
7.247%, 6/26/11                                          1,000        1,126,175
                                                                 --------------
                                                                      7,331,939
                                                                 --------------
Communications-0.1%
Centaur Funding Corp. (Cayman Islands)
9.08%, 4/21/20(a)(b)                                         1        1,599,375
                                                                 --------------
Financial-0.0%
Rabobank Capital Fund II.
5.26%, 12/31/13(b)                                       1,100        1,126,284
                                                                 --------------
Insurance-0.1%
Mangrove Bay PassThru Trust
6.102%, 7/15/13(b)                                       1,600        1,630,016
                                                                 --------------
Public Utilities - Electric & Gas-0.1%
DTE Energy Trust I
7.80%, 2/01/32(a)                                           60        1,568,400
                                                                 --------------
Total Preferred Stocks
(cost $12,665,392)                                                   13,256,014
                                                                 --------------
Short-Term Investments-7.4%
Time Deposit-3.6%
State Street Euro Dollar
2.85%, 9/01/05                                          64,659       64,659,000
                                                                 --------------
U.S. Treasury Bills-3.8%
U.S. Treasury Bills
3.62%, 2/23/06*                                         71,000       69,732,477
                                                                 --------------
Total Short-Term Investments
(cost $134,391,477)                                                 134,391,477
                                                                 --------------
Total Investments Before Security Lending
   Collateral
(cost $1,582,352,856)                                             1,805,052,481
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED-23.1%
Short-Term Investments-23.1%
Bradford 3.54%, 9/16/05                             25,000,000       24,924,007
Deutsche Bank 3.62%-3.71%, 2/26/06                  30,000,000       30,018,850
Goldman Sachs 3.66%, 1/18/06                        50,000,000       50,000,000
Gotham Funding 3.54%-3.56%, 9/15/05-9/20/05         30,156,000       30,068,930
K2 3.99%, 2/14/06                                   39,500,000       38,719,195
Market Street 3.52%, 9/21/05                        50,630,000       50,457,225
Morgan Stanley 3.63%-3.64%, 9/09/05-5/16/06        134,000,000      134,000,000
Rabobank 3.55%, 9/01/05                             14,000,000       13,998,619
Sigma Funding 3.72%, 3/06/06                        13,000,000       13,080,447
Three Rivers 3.50%, 9/06/05                         10,117,000       10,083,653
Windmill 3.63%, 10/12/05                            17,000,000       16,902,831
                                                                 --------------
                                                                    412,253,757
                                                                 --------------

                                                      Shares
                                                   -----------
UBS Private Money Market Fund, LLC 3.40%             4,629,608        4,629,608
                                                                 --------------

Total Investment of Cash Collateral for
   Securities Loaned
(cost $416,883,366)                                                 416,883,365
                                                                 --------------

Total Investments-122.9%
(cost $1,999,236,222)                                             2,221,935,846
Other assets less liabilities-(22.9%)                              (413,624,937)
                                                                 --------------
Net Assets-100%                                                  $1,808,310,909
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to quailified institutional buyers. At August 31, 2005, the aggregate market value of these securities amounted to $33,893,913 or 1.9% of net assets.

     Glossary:

     ADR - American Depositary Receipt.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: October 24, 2005


By: /s/ Mark D. Gersten
    --------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: October 24, 2005